Debt and Convertible Loan Payable - Schedule of Debt Discount and Original Issuance Costs (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Debt discount, beginning of period	$ 69,541	$ 152,617	$ 152,617
Additional debt discount and debt issue cost	35,320	383,786	383,786	417,834
Amortization of debt discount and debt issue cost	(80,563)	(466,862)	(466,862)	(265,217)
Debt discount, end of period	$ 24,298	$ 69,541	$ 69,541	$ 152,617